UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-05527

General New Jersey Municipal Money Market Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	11/30
Date of reporting period:	08/31/16

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
General New Jersey Municipal Money Market Fund, Inc.
August 31, 2016 (Unaudited)

	Coupon	Maturity	Principal
Short-Term Investments - 95.1%	Rate (%)	Date	Amount ($)		Value ($)
New Jersey - 95.1%
Burlington County,
GO Notes (General Improvement
Bonds)	3.50	9/1/16	800,000		800,000
Camden County Improvement Authority,
Special Revenue (Congregation Beth El
Project) (LOC; TD Bank)	0.60	9/7/16	1,200,000	[a]	1,200,000
Delaware River Port Authority,
Revenue, Refunding (LOC; TD Bank)	0.57	9/7/16	700,000	[a]	700,000
Essex County,
GO Notes (General Improvement
Bonds)	2.00	9/1/16	1,610,000		1,610,000
Essex County,
GO Notes, BAN	2.00	9/16/16	7,400,000		7,404,427
Gloucester City,
GO Notes (General Improvement Bonds
and Sewer and Water Utility Bonds)	2.00	9/1/16	690,000		690,000
Gloucestor County Pollution Control
Financing Authority,
PCR, Refunding (Exxon Project)	0.15	9/1/16	100,000	[a]	100,000
Greenwich Township,
GO Notes	2.00	9/1/16	610,000		610,000
Jefferson Township Board of Education,
GO Notes, Refunding (School Bonds)	5.00	9/15/16	100,000		100,167
Long Beach Township,
GO Notes, Refunding, BAN	1.50	9/1/16	1,000,000		1,000,000
Manalapan Township and Englishtown
Borough Regional School District Board
of Education,
GO Notes, Refunding (School Bonds)	2.00	10/1/16	195,000		195,229
Middlesex County Improvement Authority,
County-Guaranteed Open Space Trust
Fund Revenue, Refunding	5.00	9/15/16	525,000		525,884
New Jersey Economic Development
Authority,
EDR (Community Options, Inc. Project)
(LOC; Wells Fargo Bank)	0.72	9/7/16	2,880,000	[a]	2,880,000
New Jersey Economic Development
Authority,
EDR (Duke Farms Foundation Project)
(LOC; Northern Trust Company)	0.62	9/1/16	1,200,000	[a]	1,200,000
New Jersey Economic Development
Authority,
EDR (Marco Holdings, LLC Project)
(LOC; Wells Fargo Bank)	0.77	9/7/16	655,000	[a]	655,000
New Jersey Economic Development
Authority,
EDR (Maroukian Realty, LLC Project)
(LOC; TD Bank)	0.65	9/7/16	560,000	[a]	560,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Short-Term Investments - 95.1% (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey - 95.1% (continued)
New Jersey Economic Development
Authority,
EDR (Paddock Realty, LLC Project)
(LOC; Wells Fargo Bank)	0.77	9/7/16	1,950,000	[a]	1,950,000
New Jersey Economic Development
Authority,
EDR (RCC Properties, LLC Project)
(LOC; Wells Fargo Bank)	0.77	9/7/16	200,000	[a]	200,000
New Jersey Economic Development
Authority,
EDR (Volunteers of America Delaware
Valley Property, Inc. Project) (LOC; TD
Bank)	0.60	9/7/16	885,000	[a]	885,000
New Jersey Economic Development
Authority,
EDR, Refunding (RDR Investment
Company LLC Project) (LOC; JPMorgan
Chase Bank)	0.75	9/7/16	825,000	[a]	825,000
New Jersey Economic Development
Authority,
IDR (Penwell Holdings LLC Project)
(LOC; TD Bank)	0.63	9/7/16	160,000	[a]	160,000
New Jersey Economic Development
Authority,
Revenue (CPC Behavioral Healthcare
Project) (LOC; Wells Fargo Bank)	0.72	9/7/16	1,080,000	[a]	1,080,000
New Jersey Economic Development
Authority,
Revenue (Developmental Disabilities
Association of New Jersey Inc. Project)
(LOC; Wells Fargo Bank)	0.72	9/7/16	1,140,000	[a]	1,140,000
New Jersey Economic Development
Authority,
Revenue (ESARC, Inc. Project)
(Liquidity Facility; TD Bank)	0.61	9/7/16	1,840,000	[a]	1,840,000
New Jersey Economic Development
Authority,
Revenue (Falcon Safety Products, Inc.
Project) (LOC; PNC Bank NA)	0.70	9/7/16	855,000	[a]	855,000
New Jersey Economic Development
Authority,
Revenue (Melrich Road Development
Company, LLC Project) (LOC; Wells
Fargo Bank)	0.77	9/7/16	1,230,000	[a]	1,230,000
New Jersey Economic Development
Authority,
Revenue (MZR Real Estate, L.P. Project)
(LOC; Wells Fargo Bank)	0.77	9/7/16	2,845,000	[a]	2,845,000
New Jersey Economic Development
Authority,
Revenue (MZR Real Estate, L.P. Project)
(LOC; Wells Fargo Bank)	0.77	9/7/16	4,895,000	[a]	4,895,000
New Jersey Economic Development
Authority,
Revenue (Oak Hill Academy Project)
(LOC; Wells Fargo Bank)	0.72	9/7/16	940,000	[a]	940,000

	Coupon	Maturity	Principal
Short-Term Investments - 95.1% (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey - 95.1% (continued)
New Jersey Economic Development
Authority,
Revenue (Parke Place Associates, LLC
Project) (LOC; TD Bank)	0.65	9/7/16	4,305,000	[a]	4,305,000
New Jersey Economic Development
Authority,
Revenue (Pennington Montessori
School Project) (LOC; Wells Fargo
Bank)	0.72	9/7/16	590,000	[a]	590,000
New Jersey Economic Development
Authority,
Revenue (Somerset Hills YMCA Project)
(LOC; TD Bank)	0.60	9/7/16	1,900,000	[a]	1,900,000
New Jersey Economic Development
Authority,
Revenue (The Peddie School Project)
(Liquidity Facility; U.S. Bank NA)	0.58	9/7/16	995,000	[a]	995,000
New Jersey Economic Development
Authority,
Revenue (The Peddie School Project)
(Liquidity Facility; U.S. Bank NA)	0.58	9/7/16	2,550,000	[a]	2,550,000
New Jersey Economic Development
Authority,
Revenue (The Peddie School Project)
(Liquidity Facility; U.S. Bank NA)	0.58	9/7/16	2,250,000	[a]	2,250,000
New Jersey Economic Development
Authority,
Revenue (Young Men's Christian
Association of Metuchen Project) (LOC;
Wells Fargo Bank)	0.72	9/7/16	645,000	[a]	645,000
New Jersey Economic Development
Authority,
Thermal Energy Facilities Revenue
(Marina Energy LLC Project) (LOC;
JPMorgan Chase Bank)	0.68	9/7/16	5,470,000	[a]	5,470,000
New Jersey Economic Development
Authority,
Thermal Energy Facilities Revenue
(Marina Energy LLC Project) (LOC;
JPMorgan Chase Bank)	0.68	9/7/16	10,000,000	[a]	10,000,000
New Jersey Environmental Infrastructure
Trust,
Environmental Infrastructure Bonds	5.00	9/1/16	295,000		295,000
New Jersey Health Care Facilities Financing
Authority,
Revenue (Hospital Capital Asset
Financing Program) (LOC; JPMorgan
Chase Bank)	0.57	9/7/16	2,475,000	[a]	2,475,000
New Jersey Health Care Facilities Financing
Authority,
Revenue (Hospital Capital Asset
Financing Program) (LOC; JPMorgan
Chase Bank)	0.57	9/7/16	250,000	[a]	250,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Short-Term Investments - 95.1% (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey - 95.1% (continued)
New Jersey Health Care Facilities Financing
Authority,
Revenue (Meridian Health System
Obligated Group Issue) (LOC; JPMorgan
Chase Bank)	0.59	9/7/16	300,000	[a]	300,000
New Jersey Health Care Facilities Financing
Authority,
Revenue (Meridian Nursing and
Rehabilitation, Inc.) (LOC; JPMorgan
Chase Bank)	0.61	9/7/16	280,000	[a]	280,000
New Jersey Health Care Facilities Financing
Authority,
Revenue (The Matheny School and
Hospital, Inc.) (LOC; Bank of America)	0.62	9/7/16	1,400,000	[a]	1,400,000
New Jersey Health Care Facilities Financing
Authority,
Revenue (Virtua Health Issue) (LOC; TD
Bank)	0.57	9/7/16	1,900,000	[a]	1,900,000
New Jersey Housing and Mortgage Finance
Agency,
MFHR (LOC; Citibank NA)	0.59	9/7/16	6,000,000	[a]	6,000,000
New Jersey Housing and Mortgage Finance
Agency,
Multi-Family Revenue (LOC; Bank of
America)	0.61	9/7/16	3,935,000	[a]	3,935,000
New Jersey Housing and Mortgage Finance
Agency,
Multi-Family Revenue (LOC; Bank of
America)	0.63	9/7/16	2,415,000	[a]	2,415,000
New Jersey Housing and Mortgage Finance
Agency,
SFHR (Liquidity Facility; Royal Bank of
Canada)	0.63	9/7/16	5,800,000	[a]	5,800,000
New Jersey Housing and Mortgage Finance
Agency,
Single Family Home Mortgage Revenue	2.00	10/1/16	100,000		100,120
Parsippany-Troy Hills Township,
GO Notes, BAN (General Improvement
Bonds, Golf and Recreational Bonds,
Sewer Utility Bonds and Water Utility
Bonds)	2.00	9/23/16	8,500,000		8,507,561
Pine Hill Borough,
GO Notes	2.00	9/1/16	250,000		250,000
Port Authority of New York and New
Jersey,
(Consolidated Bonds, 185th Series)
(Citigroup ROCS, Series RR II R-14086)
(Liquidity Facility; Citibank NA)	0.60	9/7/16	2,050,000[a,b,c]		2,050,000
Tender Option Bond Trust Receipts (Series
2015-XF2163),
(Port Authority of New York and New
Jersey, Consolidated Bonds, 194th
Series) (Liquidity Facility; Citibank NA)	0.58	9/7/16	1,220,000[a,b,c]		1,220,000

	Coupon	Maturity	Principal
Short-Term Investments - 95.1% (continued)	Rate (%)	Date	Amount ($)	Value ($)
New Jersey - 95.1% (continued)
Tender Option Bond Trust Receipts (Series
2016-XF2360),
(Port Authority of New York and New
Jersey, Consolidated Bonds, 194th
Series) (Liquidity Facility; Citibank NA)	0.58	9/7/16	2,400,000 [a,b,c]	2,400,000
Tender Option Bond Trust Receipts (Series
2016-ZF0470),
(New Jersey Turnpike Authority,
Turnpike Revenue) (LOC; Royal Bank of
Canada)	0.62	9/7/16	5,700,000 [a,b,c]	5,700,000
West Orange Board of Education,
COP, Refunding (Lease Purchase
Agreement between West Orange
Township Board of Education as Lessee
and AGH Leasing, Inc. as Lessor)	2.00	10/1/16	1,305,000	1,306,374

Total Investments (cost $114,364,762)			95.1%	114,364,762
Cash and Receivables (Net)			4.9%	5,856,065
Net Assets			100.0%	120,220,827

a	Variable rate demand note—rate shown is the interest rate in effect at August 31, 2016. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2016, these securities amounted to $11,370,000 or 9.46% of net assets.

c

The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short- term rates).

STATEMENT OF INVESTMENTS
General New Jersey Municipal Money Market Fund, Inc.
August 31, 2016 (Unaudited)

The following is a summary of the inputs used as of August 31, 2016 in valuing the fund’s investments:

Valuation Inputs	Short-Term Investments ($)†
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	114,364,762
Level 3 - Significant Unobservable Inputs	-
Total	114,364,762

† See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the fund’s Board Members (“Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

General New Jersey Municipal Money Market Fund, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    October 14, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    October  14, 2016

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    October 14, 2016

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)